Schedule of Investments (unaudited)
June 30, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.4%
Education — 7.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$499,683
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	1,900,676
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	712,638 (a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,360,674
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	3,954,009
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	4,225,245
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,293,257
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,302,411
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	522,071
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	935,829
Total Education				18,706,493
Health Care — 4.1%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	849,409
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,635,987
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	761,460
New York State Dormitory Authority Revenue, Northwell Healthcare Inc., Series A, Refunding	4.000%	5/1/54	5,000,000	4,141,795
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, AG	4.000%	12/1/46	1,800,000	1,590,585
Mohawk Valley Health System Project, Series A, Refunding, AG	5.000%	12/1/31	1,490,000	1,582,550
Total Health Care				10,561,786
Housing — 1.5%
New York City, NY, HDC Revenue, Green Bonds, Series A, HUD Section 8	4.600%	8/1/48	4,000,000	3,844,504
Industrial Revenue — 9.2%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,400,699 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,504,825
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,051,113 (a)
Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,239,929
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,747,438 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	1,737,222 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	$3,500,000	$3,175,246 (a)(b)
Total Industrial Revenue				23,856,472
Local General Obligation — 0.1%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AG	5.000%	7/1/45	100,000	101,225
Other — 2.7%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Aid Withholding	5.000%	7/15/43	7,000,000	7,073,477
Power — 2.4%
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	4,000,000	3,850,991 (c)(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	731,250 *(e)
Series A	5.050%	7/1/42	230,000	112,125 *(e)
Series XX	5.250%	7/1/40	2,320,000	1,131,000 *(e)
Series ZZ, Refunding	—	7/1/18	600,000	291,000 *(f)
Total Power				6,116,366
Pre-Refunded/Escrowed to Maturity — 0.0%††
New York State Dormitory Authority Revenue, School Districts Financial Program Bonds, Series A, Refunding, AG	5.000%	10/1/31	10,000	10,715 (g)
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,493 (g)
Total Pre-Refunded/Escrowed to Maturity				21,208
Solid Waste/Resource Recovery — 2.0%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,005,904 (b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,151,669 (b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,072,636 (b)
Total Solid Waste/Resource Recovery				5,230,209
Special Tax Obligation — 25.0%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	3,000,000	2,598,907
New York City, NY, TFA, Future Tax Secured Revenue:
Series A-3	4.000%	5/1/43	10,000,000	9,141,312
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	14,300,000	13,377,760
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	5,000,000	5,080,331
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,568,929
New York State Dormitory Authority Revenue, Series A, Unrefunded	5.000%	3/15/44	5,315,000	5,367,529
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	5,500,000	5,636,755
Bidding Group 4, Series A	5.000%	3/15/45	9,000,000	9,083,519
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	2,200,000	2,193,964 (c)(d)
State Personal Income Tax, Green Bonds, Series C	4.550%	12/15/54	1,500,000	1,381,417
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	721,984
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	665,790
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2025 Quarterly Report

 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
CAB, Restructured, Series A-1	0.000%	7/1/46	$680,000	$216,644
Restructured, Series A-1	4.550%	7/1/40	150,000	143,930
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,038,417
Restructured, Series A-2	4.329%	7/1/40	1,000,000	939,336
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	3,450,000	3,469,491
Total Special Tax Obligation				64,626,015
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	26,803
Restructured, Series A-1	5.375%	7/1/25	16,723	16,723
Restructured, Series A-1	5.625%	7/1/27	33,190	34,164
Restructured, Series A-1	5.625%	7/1/29	32,651	34,455
Restructured, Series A-1	5.750%	7/1/31	31,714	34,228
Restructured, Series A-1	4.000%	7/1/33	30,073	29,363
Restructured, Series A-1	4.000%	7/1/35	412,032	397,093
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,401,990
Restructured, Series A-1	4.000%	7/1/41	241,544	214,900
Restructured, Series A-1	4.000%	7/1/46	32,805	28,067
Subseries CW	0.000%	11/1/43	124,098	76,476 (d)
Total State General Obligation				2,294,262
Transportation — 40.2%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	10,000,000	10,056,640
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A, Refunding	5.000%	11/15/51	2,500,000	2,499,945
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,514,298
Green Bonds, Series D	4.000%	11/15/48	500,000	426,615
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,439,486
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	2,584,670
Series A-2	5.000%	5/15/30	4,000,000	4,230,019 (c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	287,695
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,575,940 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,395,941 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	250,000	258,383 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	4,000,000	3,928,691 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	2,000,000	1,971,402 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	936,833 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,847,029 (b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	546,830 (b)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,095,747
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	302,447 (b)
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	$650,000	$586,343 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	185,658 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,615,334 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,827,432 (b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	4,500,000	3,913,680 (b)
Consolidated Series 246, Refunding	5.000%	9/1/43	1,500,000	1,520,693 (b)
Consolidated Series 246, Refunding	5.000%	9/1/44	2,500,000	2,521,811 (b)
Series 193, Refunding	5.000%	10/15/33	6,000,000	6,012,497 (b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,676,187 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	14,126,033
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	3,600,000	3,615,215
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,426,378
Total Transportation				103,925,872
Water & Sewer — 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	3,000,000	2,756,438
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,457,610 (a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,291,671
Total Water & Sewer				5,505,719

Total Municipal Bonds (Cost — $260,983,679)				251,863,608
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 4.6%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	3,400,000	3,472,919
Special Tax Obligation — 1.9%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	4,921,749
Water & Sewer — 1.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,550,000	3,657,473

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $12,626,646)				12,052,141
Total Investments — 102.0% (Cost — $273,610,325)				263,915,749
TOB Floating Rate Notes — (2.6)%				(6,790,000)
Other Assets in Excess of Other Liabilities — 0.6%				1,495,614
Total Net Assets — 100.0%				$258,621,363

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2025 Quarterly Report

 Western Asset New York Municipals Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2025.
(f)	The maturity principal is currently in default as of June 30, 2025.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MTA	—	Metropolitan Transportation Authority
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New York Municipals Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$251,863,608	—	$251,863,608
Municipal Bonds Deposited in Tender Option Bond Trusts	—	12,052,141	—	12,052,141
Total Investments	—	$263,915,749	—	$263,915,749

†	See Schedule of Investments for additional detailed categorizations.

Western Asset New York Municipals Fund 2025 Quarterly Report